RMA MUNICIPAL MONEY FUNDS                                          ANNUAL REPORT

                                                                 August 20, 1997

Dear Shareholder,

     We are pleased to present you with the annual report for PaineWebber RMA California Municipal Money Fund, PaineWebber RMA New York Municipal Money Fund and PaineWebber RMA New Jersey Municipal Money Fund for the fiscal year ended June 30, 1997.

GENERAL MARKET OVERVIEW
--------------------------------------------------------------------------------

     Early in the period, uncertainty over the direction of interest rates unsettled what was already a jittery bond market. By mid-summer 1996, a moderating economy helped bolster the market for a short period of time, a situation that was, however, only fleeting as renewed fears of an overheating economy quickly re-emerged. This pattern would repeat itself throughout fall and into the new year.

     The Federal Reserve's (the "Fed") decision to raise short-term interest rates to 5.5% in March resulted in virtually every bond sector posting a negative total return at the end of the first quarter of 1997. The high yield sector was the exception, as gains in January and February more than offset the softness following the Fed move. Then, on April 28, 1997, the report of the Employment Cost Index (ECI)-- considered to be the most comprehensive wage-inflation indicator, and critical to Fed policy--indicated a very positive inflation picture. This information, plus positive news on an agreed upon framework by President Clinton and the Republicans to balance the budget by 2002, and an atypical paydown in federal debt, turned market sentiment extremely bullish. Bonds rallied strongly, sending the yield on the long bond from 7.1% on March 31, 1997 to 6.8% on June 30, 1997. Furthermore, all fixed income sectors contributed positively to total performance; however, the high yield sector again outperformed others as investors' willingness to accept higher credit risk produced higher returns.

ANNUAL REPORT

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

Throughout the period, the Funds' portfolios maintained slightly higher average weighted maturities than their peers, in response to economic data indicating low inflation with slight economic growth.


--------------------------------------------------------------------------------
PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

PaineWebber RMA California Municipal Money Fund's net assets totalled $492.9 million as of June 30, 1997. The Fund's current yield for the seven-day period ended June 30, 1997 was 3.19%. The Fund maintained a weighted average maturity of 44 days as of June 30, 1997. In addition, the Fund did not invest in any securities subject to the federal alternative minimum tax for individual taxpayers.

--------------------------------------------------------------------------------
PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

PaineWebber RMA New York Municipal Money Fund's net assets totalled $274.3 million as of June 30, 1997. The Fund's current yield for the seven-day period ended June 30, 1997 was 3.25%. The Fund maintained a weighted average maturity of 46 days as of June 30, 1997. In addition, the Fund did not invest in any securities subject to the federal alternative minimum tax for individual taxpayers.

--------------------------------------------------------------------------------
PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

PaineWebber RMA New Jersey Municipal Money Fund's net assets totalled $52.3 million as of June 30, 1997. The Fund's current yield for the seven-day period ended June 30, 1997 was 3.17%. The Fund maintained a weighted average maturity of 46 days as of June 30, 1997. In addition, the Fund had dividends paid subject to the alternative minimum tax of 15.31% for the fiscal year ended June 30, 1997.

RMA MUNICIPAL MONEY FUNDS                                          ANNUAL REPORT

OUTLOOK
--------------------------------------------------------------------------------

     As we enter the second half of 1997, the emerging view on the economy has been for a slowdown in growth rates. While bond market participants have, over the period, acquired a greater confidence in the Fed's management of monetary policy, more critically abetting the market's runup has been a widening perception that the Greenspan Fed is likely to be pragmatic--and not driven strictly by classical resource utilization-based economic thought that currently argues for aggressive monetary tightening. This, in fact appears to be the case, as evidenced by the Federal Reserve's decision not to move on interest rates at the Federal Open Market Committee meeting on August 19, 1997.

     Although we plan to maintain the Funds' current postures, every new economic number released will be closely scrutinized. Inflation is always a concern and, as such, will be carefully monitored. Investment decisions for the Funds will continue to be dominated by credit, quality and liquidity. Although we are interested in maintaining higher yields, we will not do so by sacrificing the Funds' emphasis on credit, quality and liquidity.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.

Sincerely,

/s/ MARGO N. ALEXANDER             /s/ DENNIS L. McCAULEY

MARGO N. ALEXANDER                 DENNIS L. McCAULEY
President,                         Managing Director and Chief
Mitchell Hutchins Asset            Investment Officer--Fixed Income
Management Inc.                    Mitchell Hutchins Asset
                                   Management Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended June 30, 1997, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                                            JUNE 30, 1997

  PRINCIPAL
   AMOUNT                                                                      MATURITY              INTEREST
    (000)                                                                        DATES                 RATES             VALUE
-------------                                                            ---------------------   -----------------    ------------

MUNICIPAL BONDS AND NOTES - 64.61%
$       6,000  California Community College Financing Authority
                 Tax and Revenue Anticipation Bonds...................         07/02/97                4.750%          $  6,000,142
        1,000  California Educational Facilities Authority
                 (Stanford University Series L-4).....................             A                   3.850             1,000,000
       12,400  California Health Facilities Financing Authority
                 (Kaiser Permanente)..................................             A                   3.850            12,400,000
       10,300  California Health Facilities Financing Authority
                 (Long Beach Memorial)................................             A                   3.950            10,300,000
        6,000  California Health Facilities Financing Authority
                 (N.T. Enloe Memorial Hospital).......................             A                   3.900             6,000,000
       13,900  California Health Facilities Financing Authority
                 (West Sutter Adventist Health).......................             A              3.900 to 3.950        13,900,000
          600  California Pollution Control Financing Authority
                 (Pacific Gas & Electric Company).....................             A                   5.500               600,000
       13,500  California Statewide Communities Development Authority
                 Apartment Development Revenue Bonds..................             A              3.900 to 4.000        13,500,000
          700  California Statewide Communities Development Authority
                 Certificates of Participation (House Ear
                 Institute)...........................................             A                   3.850               700,000
       14,000  California Statewide Communities Development Authority
                 Certificates of Participation (Memorial Health
                 Services)............................................             A                   3.950            14,000,000
        5,250  Abag Finance Authority for Nonprofit Corporations
                 (Lucile Salter Packard Project) (AMBAC Insured)......             A                   3.900             5,250,000
        1,150  Alameda Contra Costa Schools Financing Authority
                 Certificates of Participation (Capital Improvement
                 Funding Projects)....................................             A                   4.000             1,150,000
       19,000  Anaheim Certificates of Participation (AMBAC
                 Insured).............................................             A                   3.900            19,000,000
        6,000  Contra Costa County Tax and Revenue Anticipation
                 Notes................................................         07/03/97                4.500             6,000,222
        7,600  Fresno County Tax and Revenue Anticipation Notes.......   09/29/97 to 06/30/98     4.250 to 4.750         7,628,513
        5,400  Golden Empire Schools Financing Authority
                 (Kern High School District)..........................             A                   4.100             5,400,000
       12,500  Irvine Public Facilities and Infrastructure Authority
                 Lease Revenue........................................             A                   4.000            12,500,000
        3,000  Los Angeles County Certificates of Participation
                 (Equipment Acquisition Program L)....................         12/01/97                5.700             3,021,878
       10,800  Los Angeles County Pension Obligation (AMBAC

                 Insured).............................................             A                   3.900            10,800,000
        4,000  Los Angeles County Tax and Revenue Participation
                 Notes................................................         06/30/98                4.500             4,024,880
       13,500  Los Angeles Multi-Family Revenue Bonds
                 (Museum Terrace Apartments)..........................             A                   4.000            13,500,000
        4,000  Los Angeles Unified School District Tax and Revenue
                 Anticipation Notes...................................         07/01/98                4.500             4,026,960
       29,650  Newport Beach Health Facilities (Hoag Memorial
                 Hospital)............................................             A                   4.000            29,650,000
        9,000  Northern California Power Agency
                 (Geothermal Project Number 3A) (AMBAC Insured).......             A                   3.900             9,000,000
        7,400  Orange County Apartment Development Revenue
                 (Bear Brand Apartments)..............................             A                   3.900             7,400,000
        8,550  Orange County Apartment Development Revenue (Niguel
                 Village).............................................             A                   3.850             8,550,000
        5,900  Riverside County Tax and Revenue Anticipation Notes....         06/30/98                4.500             5,931,093
        1,280  Sacramento County Certificates of Participation
                 Administration Center and Courthouse Project.........             A                   3.900             1,280,000
        4,350  Sacramento County Tax and Revenue Anticipation Notes...         09/30/97                4.500             4,357,917
        3,500  San Bernardino County Tax and Revenue Anticipation
                 Notes................................................         06/30/98                4.500             3,521,840
        8,100  San Francisco Redevelopment Agency Multi-Family Housing
                 (Fillmore Center)....................................             A                   4.000             8,100,000
        2,080  San Francisco Redevelopment Agency Multi-Family Housing
                 (Rincon Center)......................................             A                   4.000             2,080,000

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

  PRINCIPAL
   AMOUNT                                                                      MATURITY              INTEREST
    (000)                                                                        DATES                 RATES             VALUE
-------------                                                            ---------------------   -----------------    ------------
MUNICIPAL BONDS AND NOTES - (CONCLUDED)
$       3,000  Santa Barbara County Schools Financing Authority
                 Tax and Revenue Anticipation Notes...................         06/30/98                4.250%         $  3,012,900
        3,100  Santa Clara County El Camino Hospital District
                 Hospital Facilities Authority Revenue
                 (Aces Lease Valley Medical Center Project)...........             A                   3.900             3,100,000
       19,100  Santa Clara Financing Authority
                 (VMC Facility Replacement Project B).................             A                   4.050            19,100,000
        6,220  Simi Valley Public Financing Authority.................             A                   3.900             6,220,000
        8,000  South Coast California Local Education Agencies
                 Tax and Revenue Anticipation Notes (MBIA Insured)....         06/30/98                4.500             8,053,760
       15,900  Southern California Public Power Authority Project
                 (Palo Verde Project C) (AMBAC Insured)...............             A                   3.900            15,900,000
        4,000  Southern California Public Power Authority Project

                 (Southern Transmission) (AMBAC Insured)..............             A                   3.900             4,000,000
        3,490  Visalia Public Finance Authority
                 (Golf Course Improvement)............................             A                   4.050             3,490,000
        5,000  Puerto Rico Commonwealth Tax and Revenue Anticipation
                 Notes................................................         07/30/97                4.000             5,000,746
                                                                                                                      ------------
Total Municipal Bonds And Notes (cost-$318,450,851)...................                                                 318,450,851
                                                                                                                      ------------
TAX EXEMPT COMMERCIAL PAPER - 38.42%
       21,000  California State.......................................   07/01/97 to 08/25/97     3.650 to 4.000        21,000,000
        6,500  California Educational Facilities Authority
                 (Carnegie Institute of Washington)...................   08/12/97 to 08/20/97     3.600 to 3.650         6,500,000
        4,400  California Pollution Control Financing Authority
                 (Dow Chemical Company Project).......................         08/18/97                3.650             4,400,000
       11,821  State of California Department of Water Resources......   08/14/97 to 08/22/97     3.550 to 3.600        11,821,000
        9,400  Anaheim Electric Authority.............................   08/25/97 to 09/10/97     3.600 to 3.650         9,400,000
        1,000  Central Coast Water Authority (AMBAC Insured)..........         10/01/97                3.700             1,000,000
        2,000  Contra Costa County Water District Series A............         08/25/97                3.550             2,000,000
       12,900  East Bay Municipal Utility District....................   08/27/97 to 08/29/97     3.550 to 3.600        12,900,000
        9,500  Los Angeles Department of Water & Power................   08/28/97 to 10/14/97     3.550 to 3.900         9,500,000
       10,000  Los Angeles Transportation Commission..................   08/07/97 to 08/12/97     3.550 to 3.750        10,000,000
        7,000  Los Angeles Wastewater System..........................         08/08/97                3.550             7,000,000
       10,000  Metropolitan Water District of Southern California.....   08/11/97 to 08/13/97     3.550 to 3.700        10,000,000
       12,300  Modesto Irrigation District............................   08/13/97 to 08/21/97     3.500 to 3.800        12,300,000
       28,000  Regents of the University of California................   08/12/97 to 08/26/97     3.550 to 3.600        28,000,000
        5,267  Sacramento Municipal Utility District..................   08/13/97 to 09/24/97     3.600 to 3.800         5,267,000
        5,500  San Diego Regional Transportation Commission...........         08/11/97                3.650             5,500,000
        1,100  San Diego Water Authority..............................         08/12/97                3.650             1,100,000
       31,710  Puerto Rico Commonwealth Government Development Bank...   07/15/97 to 09/12/97     3.550 to 3.800        31,710,000
                                                                                                                      ------------
Total Tax Exempt Commercial Paper (cost-$189,398,000).................                                                 189,398,000
                                                                                                                      ------------
TOTAL INVESTMENTS (cost-$507,848,851 which approximates cost
  for federal income tax purposes)-103.03%............................                                                 507,848,851
Liabilities in excess of other assets-(3.03)%.........................                                                 (14,933,506)
                                                                                                                      ------------
NET ASSETS (applicable to 493,410,986 shares of beneficial
  interest at $1.00 per share)-100.00%................................                                                $492,915,345
                                                                                                                      ------------
                                                                                                                      ------------

------------------
A-Variable Rate Demand Notes are payable on demand. The interest rates shown are the current rates as of June 30, 1997 and reset periodically.
AMBAC-American Municipal Bond Assurance Corporation
MBIA-Municipal Bond Investors Assurance

                       Weighted Average Maturity--44 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                                            JUNE 30, 1997

  PRINCIPAL
   AMOUNT                                                                      MATURITY              INTEREST
    (000)                                                                        DATES                 RATES             VALUE
-------------                                                            ---------------------   -----------------    ------------

MUNICIPAL BONDS AND NOTES - 81.53%
$       2,700  New York State Dormitory Authority
                 (Masonic Hall Asylum)................................             A                   4.050%         $  2,700,000
        7,050  New York State Dormitory Authority
                 (Metropolitan Museum of Art).........................             A                   4.000             7,050,000
        6,870  New York State Dormitory Authority
                 (New York Public Library)............................             A                   4.000             6,870,000
        1,710  New York State Dormitory Authority
                 (Oxford University Press Incorporated)...............             A                   4.000             1,710,000
        9,500  New York State Energy Research & Development Authority
                 (Central Hudson Gas & Electric)......................             A              3.900 to 3.950         9,500,000
        2,000  New York State Energy Research & Development Authority
                 (LILCO) Adjustable Rate Bonds........................         09/02/97                3.600             2,000,000
        1,000  New York State Energy Research & Development Authority
                 (Rochester Gas & Electric Corporation) Adjustable
                 Rate Bonds...........................................         07/01/97                3.600             1,000,000
        4,000  New York State Energy Research & Development Authority
                 (New York State Electric & Gas Corporation)
                 Adjustable Rate Bonds................................   10/15/97 to 12/01/97     3.600 to 3.850         4,000,000
        1,300  New York State Energy Research & Development Authority
                 (Niagara Mohawk).....................................             A                   4.100             1,300,000
        9,500  New York State Energy Research & Development Authority
                 Gas Facilities Revenue (Brooklyn Union Gas Company)..             A              4.050 to 4.400         9,500,000
        5,000  New York State Energy Research & Development Authority
                 Pollution Control Revenue (Orange and Rockland
                 Project A)...........................................             A                   4.050             5,000,000
        4,000  New York State Housing Finance Agency
                 (Normandie Project)..................................             A                   4.000             4,000,000
        4,000  New York State Housing Finance Agency Revenue
                 (Hospital Special Surgery Staff).....................             A                   4.100             4,000,000
        8,700  New York State Local Government Assistance
                 Corporation..........................................             A                   4.000             8,700,000
        2,100  New York State Medical Facilities Financing Agency
                 (Pooled Equipment Loan Program)......................             A                   4.100             2,100,000
        3,500  New York State Power Authority.........................         09/01/97                3.500             3,500,000
        3,155  New York City Housing Development Corp.
                 (Parkgate Tower Project).............................         07/01/97                4.100             3,155,000
          400  New York City Municipal Water Finance Authority........             A                   4.150               400,000
          600  New York City Municipal Water Finance Authority Water &
                 Sewer Systems Revenue Series A.......................             A                   5.500               600,000

        2,000  Albany School District Revenue Anticipation Notes......         10/24/97                4.375             2,002,922
        1,000  Brentwood Union Free School District Tax Anticipation
                 Notes................................................         06/30/98                4.250             1,003,270
        1,300  Buffalo County Revenue Anticipation Notes..............         07/15/97                4.250             1,300,318
        2,100  Chemung County Industrial Development Agency
                 (Arnot Ogden Medical Center).........................             A                   4.150             2,100,000
        4,585  Dutchess County Bond Anticipation Notes................         02/27/98                4.000             4,597,261
        2,000  Elmira City Bond Anticipation Notes....................         03/30/98                4.000             2,003,600
        1,000  Erie County Revenue Anticipation Notes.................         11/19/97                4.250             1,002,421
        4,850  Erie County Water Authority............................         07/02/97                4.050             4,850,000
        1,954  Guilderland Central School District Bond Anticipation
                 Notes................................................         07/25/97                4.625             1,954,259
        2,904  Harrison Central School District Bond Anticipation
                 Notes................................................   10/22/97 to 03/19/98     4.000 to 4.250         2,908,551
        2,000  Hempstead Union Free District Tax Anticipation Notes...         06/30/98                4.250             2,006,680
        2,000  Lindenhurst Union Free School District Tax Anticipation
                 Notes................................................         06/24/98                4.250             2,004,335
        2,900  Metropolitan Transportation Authority (Pre-refunded
                 with U.S. Government Securities to 7/01/98 @ 102)....         07/01/98                8.000             3,071,706

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

  PRINCIPAL
   AMOUNT                                                                      MATURITY              INTEREST
    (000)                                                                        DATES                 RATES             VALUE
-------------                                                            ---------------------   -----------------    ------------
MUNICIPAL BONDS AND NOTES - (CONCLUDED)
$         900  Monroe County Industrial Development Agency
                 (Electronic Navigation/Indiana Incorporated)
                 Adjustable Rate Bonds................................         07/01/97                3.850%         $    900,000
        5,000  Municipal Assistance Corporation for New York City.....             A                   3.850             5,000,000
        3,000  Nassau County Bond Anticipation Notes..................         08/15/97                4.250             3,001,714
        1,780  Nassau County General Improvement Bonds................         11/01/97                5.125             1,788,485
        2,000  Nassau County Tax Anticipation Notes...................         09/25/97                4.250             2,003,209
        7,500  New York City..........................................             A              4.000 to 5.500         7,500,000
        3,568  New York City Housing Development Corp.
                 (Columbus Gardens)...................................             A                   4.100             3,567,900
          500  New York City Housing Development Corp.
                 (East 17th Street Project)...........................             A                   4.050               500,000
        1,500  New York City Housing Development Corp.
                 (James Tower Project)................................             A                   4.100             1,500,000
        2,550  New York City Housing Development Corp.
                 (Upper Fifth Avenue Project).........................             A                   3.950             2,550,000
        3,000  New York City Industrial Development Agency
                 (Calhoun School).....................................             A                   3.950             3,000,000
        4,200  New York City Industrial Development Agency

                 (JFK Field Hotel)....................................             A                   4.150             4,200,000
        6,400  New York City Industrial Development Agency
                 (LaGuardia Project)..................................             A                   4.150             6,400,000
        8,850  New York City Trust Cultural Resources
                 (American Museum of Natural History).................             A                   4.050             8,850,000
        3,400  New York City Trust for Cultural Resources
                 (Carnegie Hall)......................................             A                   3.900             3,400,000
        1,400  New York City Trust for Cultural Resources
                 (Soloman R Guggenheim)...............................             A                   4.000             1,400,000
        4,100  Niagara Falls Toll Bridge Commission...................             A                   4.050             4,100,000
        3,100  Onondaga County Industrial Development Agency
                 (Edgcomb Metals Company Project).....................             A                   4.125             3,100,000
        1,025  Orange County General Obligation Bonds.................         12/01/97                5.900             1,033,670
        1,500  Oswego City Bond Anticipation Notes....................         10/08/97                4.500             1,502,270
        1,650  Oyster Bay Bond Anticipation Notes.....................         10/03/97                4.250             1,651,993
        2,000  Port Authority of New York and New Jersey..............             A                   4.100             2,000,000
        3,500  Riverhead Central School District Tax Anticipation
                 Notes................................................         06/26/98                4.375             3,512,320
        6,000  Rotterdam Industrial Development Agency
                 (Rotterdam Industrial Park Project)..................             A                   4.250             6,000,000
        8,000  Seneca County Industrial Development Agency
                 (N.Y. Chiropractic College)..........................             A                   4.050             8,000,000
        3,500  Suffolk County Tax Anticipation Notes..................   08/14/97 to 09/17/97     4.000 to 4.500         3,502,731
       10,400  Suffolk County Water Authority Bond Anticipation
                 Notes................................................             A                   4.100            10,400,000
        3,200  Syracuse Bond Anticipation Notes.......................         12/19/97                3.900             3,202,159
        2,000  Yonkers Industrial Development Agency
                 (Consumers Union Facility)...........................             A                   3.950             2,000,000
        6,200  Yonkers Industrial Development Authority
                 (Consumers Union Facility)...........................             A                   3.950             6,200,000
        4,000  Puerto Rico Commonwealth Tax and Revenue Anticipation
                 Notes................................................         07/30/97                4.000             4,000,597
                                                                                                                      ------------
Total Municipal Bonds And Notes (cost-$223,657,371)...................                                                 223,657,371
                                                                                                                      ------------

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

  PRINCIPAL
   AMOUNT                                                                      MATURITY              INTEREST
    (000)                                                                        DATES                 RATES             VALUE
-------------                                                            ---------------------   -----------------    ------------
 TAX EXEMPT COMMERCIAL PAPER - 21.05%
$         700  New York State.........................................         07/23/97                3.800%         $    700,000
        2,100  New York State.........................................         08/26/97                3.750             2,100,000
       12,100  New York State Dormitory Authority.....................   08/01/97 to 09/23/97     3.550 to 3.800        12,100,000

        6,000  New York State Power Authority.........................   07/24/97 to 09/12/97     3.650 to 3.750         6,000,000
        6,300  Municipal Assistance Company for New York (Series F)...   08/08/97 to 08/25/97     3.550 to 3.800         6,300,000
        8,600  New York City..........................................   08/12/97 to 09/22/97     3.700 to 3.800         8,600,000
        9,900  New York City Municipal Water Finance Authority........   07/31/97 to 09/29/97     3.600 to 3.800         9,900,000
        2,765  Port Authority of New York and New Jersey..............   08/07/97 to 08/11/97     3.600 to 3.750         2,765,000
        9,300  Puerto Rico Commonwealth Government Development Bank...   07/18/97 to 08/21/97     3.600 to 3.800         9,300,000
                                                                                                                      ------------
Total Tax Exempt Commercial Paper (cost-$57,765,000) .................                                                  57,765,000
                                                                                                                      ------------
TOTAL INVESTMENTS (cost-$281,422,371 which approximates
  cost for federal income tax purposes)-102.58%.......................                                                 281,422,371
Liabilities in excess of other assets-(2.58)%.........................                                                  (7,084,575)
                                                                                                                      ------------
NET ASSETS (applicable to 274,560,622 shares of
  beneficial interest at $1.00 per share)-100.00%.....................                                                $274,337,796
                                                                                                                      ------------
                                                                                                                      ------------

------------------
A-Variable Rate Demand Notes are payable on demand. The interest rates shown are the current rates as of June 30, 1997 and reset periodically.

                       Weighted Average Maturity--46 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                                            JUNE 30, 1997

  PRINCIPAL
   AMOUNT                                                                       MATURITY              INTEREST
    (000)                                                                         DATES                 RATES             VALUE
-------------                                                             ---------------------   -----------------    -----------

MUNICIPAL BONDS AND NOTES - 85.31%
$       1,900  New Jersey Economic and Industrial Development Authority
                 (Burmah Castrol Incorporated).........................             A                   4.100%         $ 1,900,000
        1,400  New Jersey Economic and Industrial Development Authority
                 (Fujinon Incorporated Project)........................             A                   4.250            1,400,000
        1,600  New Jersey Economic Development Authority...............             A              3.750 to 4.350        1,600,000
          950  New Jersey Economic Development Authority
                 (Bears Series A)......................................             A                   4.350              950,000
        1,375  New Jersey Economic Development Authority
                 (Brach/Jersey Avenue Project).........................             A                   4.100            1,375,000
        1,600  New Jersey Economic Development Authority
                 (Church and Dwight Company Project)...................             A                   3.850            1,600,000
        1,447  New Jersey Economic Development Authority
                 (Curtiss Wright Flight)...............................             A                   3.850            1,447,000
          300  New Jersey Economic Development Authority
                 (Dow Chemical)........................................             A                   3.900              300,000
          300  New Jersey Economic Development Authority
                 (Exxon Project).......................................             A                   3.800              300,000
          400  New Jersey Economic Development Authority
                 (400 International Drive Partners)....................             A                   3.900              400,000
        1,500  New Jersey Economic Development Authority
                 (Franciscan Oaks Project).............................             A                   4.050            1,500,000
          400  New Jersey Economic Development Authority
                 (Natural Gas Company Project Series B)................             A                   3.850              400,000
        1,200  New Jersey Economic Development Authority
                 (Nui Corporation Project).............................             A                   3.850            1,200,000
          400  New Jersey Economic Development Authority
                 (W.Y. Plastic Products Corporation Project)...........             A                   3.900              400,000
        1,000  New Jersey Economic Development Authority Facilities
                 Revenue (Thermal Energy Limited Partnership)..........         07/24/97                3.800            1,000,000
          500  New Jersey Economic Development Authority Water
                 Facilities Revenue  (Elizabethtown Water Company
                 Project B)............................................             A                   3.450              500,000
        2,000  New Jersey Economic Development Authority Water
                 Facilities Revenue (New Jersey American Water Company
                 Incorporated Project).................................             A                   3.850            2,000,000
        2,100  New Jersey Economic Development Authority Water
                 Facilities Revenue (United Water New Jersey
                 Incorporated Project A)...............................             A                   3.800            2,100,000
          300  New Jersey Economic Development Authority Water

                 Facilities Revenue (United Water New Jersey
                 Incorporated Project C)...............................             A                   3.850              300,000
        1,000  New Jersey Health Care Facilities
                 (St. Clares Riverside Medical Center) (Pre-refunded
                 with U.S. Government Securities to 07/01/97 @ 102)....         07/01/97                7.750            1,020,000
          700  New Jersey State........................................         09/15/97                6.250              703,773
        4,000  New Jersey State Turnpike Authority.....................             A                   3.800            4,000,000
        1,205  New Jersey Wastewater Treatment Trust-Series B
                 (Pre-refunded with U.S. Government Securities to
                 5/15/98 @ 102)........................................         05/15/98                7.250            1,262,227
        1,000  Bernardsville New Jersey Bond Anticipation Notes........         04/16/98                4.500            1,004,948
        1,350  Clifton New Jersey Bond Anticipation Notes..............         06/25/98                4.250            1,355,231
        1,030  East Orange New Jersey..................................         07/01/98                4.100            1,032,483
        1,000  Essex County Improvement Authority Revenue..............             A                   3.850            1,000,000

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

  PRINCIPAL
   AMOUNT                                                                       MATURITY              INTEREST
    (000)                                                                         DATES                 RATES             VALUE
-------------                                                             ---------------------   -----------------    -----------
MUNICIPAL BONDS AND NOTES - (CONCLUDED)
$         500  Essex County Improvement Authority Revenue
                 (County Asset Sale)...................................             A                   4.000%         $   500,000
          400  Mercer County Improvement Authority Revenue
                 (Pooled Government Loan Program)......................             A                   4.000              400,000
          500  Middlesex County General Obligation Bonds...............         07/15/97                3.900              500,018
        1,000  Middlesex County Tax and Bond Anticipation Notes........         02/18/98                4.000            1,002,760
          950  Monmouth County Bond Anticipation Notes.................         08/28/97                4.375              950,763
          300  Morris County Bond Anticipation Notes...................         08/07/97                3.970              300,103
        4,000  Port Authority of New York and New Jersey...............             A              4.000 to 4.100        4,000,000
        1,730  Somerset County General Obligation Bonds................         09/01/97                4.700            1,732,849
          200  Union County Pollution Control Finance Authority
                 (Exxon Corporation)...................................             A                   3.900              200,000
        1,000  Woodbridge Township Bond Anticipation Notes.............         07/02/97                3.880            1,000,001
        1,500  Puerto Rico Commonwealth Government Development Bank....             A                   3.750            1,500,000
          500  Puerto Rico Commonwealth Tax and Revenue Anticipation
                 Notes.................................................         07/30/97                4.000              500,075
                                                                                                                       -----------
Total Municipal Bonds And Notes (cost-$44,637,231).....................                                                 44,637,231
                                                                                                                       -----------
TAX EXEMPT COMMERCIAL PAPER - 13.83%
        1,000  New Jersey Economic Development Authority
                 (Chambers Cogeneration Project).......................         07/15/97           3.900 to 3.950        1,000,000
        2,700  New Jersey Economic Development Authority

                 (Logan 1992 Project)..................................   08/06/97 to 09/19/97     3.350 to 3.650        2,700,000
        1,035  Port Authority of New York and New Jersey...............         07/18/97                3.650            1,035,000
        2,500  Puerto Rico Commonwealth Government Development Bank....   08/08/97 to 08/11/97     3.500 to 3.800        2,500,000
                                                                                                                       -----------
Total Tax Exempt Commercial Paper (cost-$7,235,000)....................                                                  7,235,000
                                                                                                                       -----------
TOTAL INVESTMENTS (cost-$51,872,231 which approximates cost for federal
  income tax purposes)-99.14%..........................................                                                 51,872,231
Other assets in excess of liabilities-0.86%............................                                                    451,349
                                                                                                                       -----------
NET ASSETS (applicable to 52,328,205 shares of beneficial interest at
  $1.00 per share)-100.00%.............................................                                                $52,323,580
                                                                                                                       -----------
                                                                                                                       -----------

------------------
A- Variable Rate Demand Notes are payable on demand. The interest rates shown are the current rates as of June 30, 1997 and reset periodically.

                       Weighted Average Maturity--46 days

                 See accompanying notes to financial statements

PAINEWEBBER MANAGED MUNICIPAL TRUST
PAINEWEBBER MUNICIPAL MONEY MARKET SERIES

STATEMENT OF OPERATIONS

                                                                                  FOR THE YEAR ENDED JUNE 30, 1997
                                                                              ----------------------------------------
                                                                                  RMA            RMA           RMA
                                                                              CALIFORNIA      NEW YORK      NEW JERSEY
                                                                               MUNICIPAL      MUNICIPAL     MUNICIPAL
                                                                              MONEY FUND     MONEY FUND     MONEY FUND
                                                                              -----------    -----------    ----------
INVESTMENT INCOME:
Interest...................................................................   $18,156,349    $10,086,997    $1,647,440
                                                                              -----------    -----------    ----------
EXPENSES:
Investment advisory and administration.....................................    2,493,144      1,446,166       239,816
Distribution fees..........................................................      420,687        231,528        57,556
Transfer agency and service fees...........................................      117,809        172,788        11,273
Legal and audit............................................................       66,956        135,527        24,393
Custody and accounting.....................................................       44,144         35,532         6,782
Federal and state registration fees........................................       41,960         92,352         5,048
Reports and notices to shareholders........................................       36,363         46,117        25,648
Trustees' fees.............................................................       12,250         12,250        12,250
Other expenses.............................................................       16,349         56,304         4,295
                                                                              -----------    -----------    ----------
                                                                               3,249,662      2,228,564       387,061
Less: Fee waivers from adviser.............................................           --       (292,698)           --
                                                                              -----------    -----------    ----------
Net expenses...............................................................    3,249,662      1,935,866       387,061
                                                                              -----------    -----------    ----------
Net investment income......................................................   14,906,687      8,151,131     1,260,379
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS...................       40,508         15,810          (118)
                                                                              -----------    -----------    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................   $14,947,195    $8,166,941     $1,260,261
                                                                              -----------    -----------    ----------
                                                                              -----------    -----------    ----------

                 See accompanying notes to financial statements

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        FOR THE YEARS ENDED
                                                                                              JUNE 30,
                                                                                     --------------------------
                                                                                         1997          1996
                                                                                     ------------  ------------

FROM OPERATIONS:
Net investment income..............................................................  $14,906,687   $11,959,586
Net realized gains (losses) from investment transactions...........................       40,508       (17,667)
                                                                                     ------------  ------------
Net increase in net assets resulting from operations...............................   14,947,195    11,941,919
                                                                                     ------------  ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income..............................................................  (14,906,687)  (12,073,586)
                                                                                     ------------  ------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS...................   19,149,305   142,920,650
                                                                                     ------------  ------------
Net increase in net assets.........................................................   19,189,813   142,788,983
NET ASSETS:
Beginning of year..................................................................  473,725,532   330,936,549
                                                                                     ------------  ------------
End of year........................................................................  $492,915,345  $473,725,532
                                                                                     ------------  ------------
                                                                                     ------------  ------------

                 See accompanying notes to financial statements

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             FOR THE YEARS ENDED
                                                                                                   JUNE 30,
                                                                                          --------------------------
                                                                                              1997          1996
                                                                                          ------------  ------------
FROM OPERATIONS:
Net investment income...................................................................  $  8,151,131  $  7,104,041
Net realized gains from investment transactions.........................................        15,810        25,432
                                                                                          ------------  ------------
Net increase in net assets resulting from operations....................................     8,166,941     7,129,473
                                                                                          ------------  ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income...................................................................    (8,151,131)   (7,209,366)
                                                                                          ------------  ------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS........................    19,145,230    62,457,879
                                                                                          ------------  ------------
Net increase in net assets..............................................................    19,161,040    62,377,986
NET ASSETS:
Beginning of year.......................................................................   255,176,756   192,798,770
                                                                                          ------------  ------------
End of year.............................................................................  $274,337,796  $255,176,756
                                                                                          ------------  ------------
                                                                                          ------------  ------------

                 See accompanying notes to financial statements

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE
                                                                       FOR THE     EIGHT MONTHS    FOR THE
                                                                      YEAR ENDED      ENDED       YEAR ENDED
                                                                       JUNE 30,      JUNE 30,    OCTOBER 31,
                                                                         1997          1996          1995
                                                                     ------------  ------------  ------------
FROM OPERATIONS:
Net investment income..............................................  $ 1,260,379   $   707,712   $   916,509
Net realized losses from investment transactions...................         (118)       (2,729)       (1,778)
                                                                     ------------  ------------  ------------
Net increase in net assets resulting from operations...............    1,260,261       704,983       914,731
                                                                     ------------  ------------  ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income..............................................   (1,260,379)     (707,712)     (916,509)
                                                                     ------------  ------------  ------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS...   10,090,883     6,029,617     4,205,178
                                                                     ------------  ------------  ------------
Contribution to capital from predecessor adviser...................           --            --        21,521
                                                                     ------------  ------------  ------------
Net increase in net assets.........................................   10,090,765     6,026,888     4,224,921
NET ASSETS:
Beginning of period................................................   42,232,815    36,205,927    31,981,006
                                                                     ------------  ------------  ------------
End of period......................................................  $52,323,580   $42,232,815   $36,205,927
                                                                     ------------  ------------  ------------
                                                                     ------------  ------------  ------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    PaineWebber Managed Municipal Trust ('Managed Municipal Trust') and PaineWebber Municipal Money Market Series ('Municipal Money Market Series') (collectively, the 'Trusts') were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two no-load, non-diversified series of shares: PaineWebber RMA California Municipal Money Fund ('RMA California') and PaineWebber RMA New York Municipal Money Fund ('RMA New York'). Municipal Money Market Series currently offers one no-load, non-diversified series of shares: PaineWebber RMA New Jersey Municipal Money Fund ('RMA New Jersey') and, together with RMA California and RMA New York, the ('Funds').

    The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

    Valuation and Accounting for Investments and Investment Income--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

    Dividends and distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

    Each Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by each Fund.

ACQUISITIONS

    Acquisition of PaineWebber/Kidder, Peabody California Tax-Exempt Money Fund

('PW/KP California Tax-Exempt Money Fund')--Effective December 11, 1995, RMA California acquired all the net assets of PW/KP California Tax-Exempt Money Fund pursuant to a plan of reorganization approved by PW/KP California Tax-Exempt Money Fund shareholders on December 4, 1995. The acquisition was accomplished by a tax-free exchange of 120,122,110 shares of RMA California for 120,122,110 shares of PW/KP California Tax-Exempt Money Fund outstanding on December 11, 1995. PW/KP California Tax-Exempt Money Fund's net assets at that date, valued at $120,039,530, including accumulated net realized losses of $26,217, were combined with those of RMA California.

NOTES TO FINANCIAL STATEMENTS

    Acquisition of PaineWebber/Kidder, Peabody Municipal Money Market Series--New York Series ('PW/KP Municipal Money Market Series--New York Series')--Effective November 13, 1995, RMA New York acquired all the net assets of PW/KP Municipal Money Market Series--New York Series pursuant to a plan of reorganization approved by PW/KP Municipal Money Market Series--New York Series shareholders on November 8, 1995. The acquisition was accomplished by a tax-free exchange of 38,947,877 shares of RMA New York for 38,947,877 shares of PW/KP Municipal Money Market Series--New York Series outstanding on November 13, 1995. PW/KP Municipal Money Market Series--New York Series' net assets at that date, valued at $38,923,062, including accumulated net realized losses of $5,141, were combined with those of RMA New York.

INVESTMENT ADVISER AND ADMINISTRATOR

    Each Trust's board of trustees has approved an Investment Advisory and Administration Contract ('Advisory Contracts') with PaineWebber Incorporated ('PaineWebber'), under which PaineWebber serves as investment adviser and administrator of the Trusts and each of their Funds. In accordance with their Advisory Contracts, each of RMA California and RMA New York pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly in accordance with the following schedule:

                                                                       ANNUAL
        AVERAGE DAILY NET ASSETS                                        RATE
        ------------------------------------------------------------   ------
        Up to $300 million..........................................    0.50%
        In excess of $300 million up to $750 million................    0.44
        Over $750 million...........................................    0.36

    In accordance with its Advisory Contract, RMA New Jersey pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets.

    At June 30, 1997, RMA California, RMA New York and RMA New Jersey owed PaineWebber $198,104, $103,853 and $22,185, respectively, for investment advisory and administration fees.

    Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), a wholly owned subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Funds pursuant to a sub-advisory and sub-administration contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, accrued daily and paid monthly, at an annual rate of 20% of the fee paid by the Funds to PaineWebber under the Advisory Contract.

    For the year ended June 30, 1997, PaineWebber voluntarily waived $292,698 of its investment advisory and administration fees for RMA New York.

DISTRIBUTION PLAN

    PaineWebber is the distributor of each Fund's shares. Under the plan of distribution, the Funds are authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of RMA California's and RMA New York's average daily net assets and 0.12% of RMA New Jersey's average daily net assets for providing shareholder services and maintaining shareholder accounts. Currently, PaineWebber is compensated for providing such services at the annual rate of 0.08% of RMA California's and RMA New York's average daily net assets and 0.12% of RMA New Jersey's average daily net assets. At June 30, 1997, RMA California, RMA New York and RMA New Jersey owed PaineWebber $33,329, $18,359 and $5,324, respectively, for such service fees.

NOTES TO FINANCIAL STATEMENTS

TRANSFER AGENCY SERVICE FEES

    RMA California and RMA New York pay PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for certain services not provided by the Fund's transfer agent. For the year ended June 30, 1997, PaineWebber earned $54,029 and $39,481 in transfer agency service fees from RMA California and RMA New York, respectively. At June 30, 1997, RMA California and RMA New York owed PaineWebber $4,477 and $3,351, respectively, for such transfer agency service fees and reimbursement of out-of-pocket expenses.

OTHER LIABILITIES

    At June 30, 1997, RMA California, RMA New York and RMA New Jersey had dividends payable aggregating $519,020, $296,399 and $54,611, respectively, and RMA California and RMA New York had payables for investments purchased of $31,987,309 and $8,528,880, respectively.

FEDERAL TAX STATUS

    Each Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

    At June 30, 1997, RMA California had net capital loss carryforwards of $280,026 which includes capital losses acquired by the Fund pursuant to its acquisition of PW/KP California Tax Exempt Money Fund in the amount of $26,217. RMA New York had net capital loss carryforwards of $97,826 which includes losses acquired by the Fund pursuant to its acquisition of PW/KP Municipal Money Market Series--New York Series in the amount of $5,141. RMA New Jersey had a net capital loss carryforward of $4,626. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire for RMA California between June 30, 1998 and June 30, 2004, for RMA New York between June 30, 1998 and June 30, 2003 and for RMA New Jersey between June 30, 2002 and June 30, 2005. To the extent these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

NOTES TO FINANCIAL STATEMENTS

BENEFICIAL INTEREST

    There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                   FOR THE YEARS ENDED JUNE 30,
                                                ----------------------------------
                                                     1997               1996
                                                ---------------    ---------------
RMA CALIFORNIA:
Shares sold..................................     2,758,694,561      2,242,802,568
Shares issued in connection with the
  acquisition of PW/KP California Tax
  Exempt Money Fund..........................                --        120,122,110
Shares repurchased...........................    (2,754,038,712)    (2,231,700,082)
Dividends reinvested.........................        14,493,456         11,696,054
                                                ---------------    ---------------
Net increase in shares outstanding...........        19,149,305        142,920,650
                                                ---------------    ---------------
                                                ---------------    ---------------
RMA NEW YORK:
Shares sold..................................     1,797,987,498      1,461,429,170
Shares issued in connection with the
  acquisition of PW/KP Municipal Money Market
  Series--New York Series....................                --         38,947,877
Shares repurchased...........................    (1,786,704,572)    (1,444,920,852)
Dividends reinvested.........................         7,862,304          7,001,684

                                                ---------------    ---------------
Net increase in shares outstanding...........        19,145,230         62,457,879
                                                ---------------    ---------------
                                                ---------------    ---------------

                                                  FOR THE YEAR      FOR THE EIGHT       FOR THE YEAR
                                                     ENDED          MONTHS ENDED            ENDED
                                                 JUNE 30, 1997      JUNE 30, 1996     OCTOBER 31, 1995
                                                ----------------    -------------    -------------------
RMA NEW JERSEY:
Shares sold..................................        270,072,473      151,094,467         191,790,113
Shares repurchased...........................       (261,185,868)    (145,760,542)       (188,445,267)
Dividends reinvested.........................          1,204,278          695,692             860,332
                                                ----------------    -------------    -------------------
Net increase in shares outstanding...........         10,090,883        6,029,617           4,205,178
                                                ----------------    -------------    -------------------
                                                ----------------    -------------    -------------------

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                              FOR THE YEARS ENDED JUNE 30,
                                                            -----------------------------------------------------------------
                                                              1997           1996           1995           1994        1993
                                                            --------       --------       --------       --------    --------
Net asset value, beginning of year.......................   $   1.00       $   1.00       $   1.00       $   1.00    $   1.00
                                                            --------       --------       --------       --------    --------
Net investment income....................................      0.028          0.029          0.029          0.018       0.019
Dividends from net investment income.....................     (0.028)        (0.029)        (0.029)        (0.018)     (0.019)
                                                            --------       --------       --------       --------    --------
Net asset value, end of year.............................   $   1.00       $   1.00       $   1.00       $   1.00    $   1.00
                                                            --------       --------       --------       --------    --------
                                                            --------       --------       --------       --------    --------
Total investment return (1)..............................       2.87%          2.89%          2.91%          1.78%       1.88%
                                                            --------       --------       --------       --------    --------
                                                            --------       --------       --------       --------    --------
Ratios/Supplemental Data:
  Net assets, end of year (000's)........................   $492,915       $473,726       $330,937       $295,183    $290,367
  Expenses to average net assets.........................       0.62%          0.70%(2)       0.69%          0.69%       0.72%
  Net investment income to average net assets............       2.83%          2.82%(2)       2.87%          1.79%       1.86%

------------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2)  These ratios include non-recurring acquisition expenses of 0.03%.

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                              FOR THE YEARS ENDED JUNE 30,
                                                          --------------------------------------------------------------------
                                                            1997           1996           1995           1994           1993
                                                          --------       --------       --------       --------       --------
Net asset value, beginning of year.....................   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                          --------       --------       --------       --------       --------
Net investment income..................................      0.028          0.029          0.028          0.017          0.018
Dividends from net investment income...................     (0.028)        (0.029)        (0.028)        (0.017)        (0.018)
                                                          --------       --------       --------       --------       --------
Net asset value, end of year...........................   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                          --------       --------       --------       --------       --------
                                                          --------       --------       --------       --------       --------
Total investment return (1)............................       2.85%          2.91%          2.81%          1.70%          1.82%
                                                          --------       --------       --------       --------       --------
                                                          --------       --------       --------       --------       --------
Ratios/Supplemental Data:
  Net assets, end of year (000's)......................   $274,338       $255,177       $192,799       $165,111       $116,604
  Expenses to average net assets before waiver from
    adviser............................................       0.77%          0.74%(2)       0.71%          0.75%          0.79%
  Expenses to average net assets after waiver from
    adviser............................................       0.67%          0.72%(2)       0.68%          0.68%          0.68%
  Net investment income to average net assets before
    waiver from adviser................................       2.71%          2.80%(2)       2.78%          1.67%          1.70%
  Net investment income to average net assets after
    waiver from adviser................................       2.81%          2.82%(2)       2.81%          1.74%          1.81%

------------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2)  These ratios include non-recurring acquisition expenses of 0.04%.

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                   FOR THE
                                                                    EIGHT
                                                FOR THE          MONTHS ENDED               FOR THE YEARS ENDED OCTOBER 31,
                                              YEAR ENDED           JUNE 30,         -----------------------------------------------
                                             JUNE 30, 1997           1996           1995 (2)        1994       1993          1992
                                             -------------       ------------       --------       -------    -------       -------
Net asset value, beginning of period......      $  1.00            $   1.00         $   1.00       $  1.00    $  1.00       $  1.00
                                                -------            --------         --------       -------    -------       -------
Net investment income.....................        0.026               0.017            0.027         0.018      0.016         0.025
Dividends from net investment income......       (0.026)             (0.017)          (0.027)       (0.018)    (0.016)       (0.025)
                                                -------            --------         --------       -------    -------       -------
Net asset value, end of period............      $  1.00            $   1.00         $   1.00       $  1.00    $  1.00       $  1.00
                                                -------            --------         --------       -------    -------       -------
                                                -------            --------         --------       -------    -------       -------
Total investment return (1)...............         2.65%               1.71%            2.75%         1.76%      1.65%         2.49%
                                                -------            --------         --------       -------    -------       -------
                                                -------            --------         --------       -------    -------       -------
Ratios/Supplemental Data:
  Net assets, end of period (000's).......      $52,324            $ 42,233         $ 36,206       $31,981    $36,473       $27,625
  Expenses to average net assets..........         0.81%               0.95%*           0.93%         0.85%      0.93%         0.86%
  Net investment income to average net
    assets................................         2.63%               2.56%*           2.73%         1.74%      1.63%         2.51%

------------------

  *  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

(2) Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to PaineWebber on January 30, 1995.

PAINEWEBBER MANAGED MUNICIPAL TRUST
PAINEWEBBER MUNICIPAL MONEY MARKET SERIES

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
PaineWebber Managed Municipal Trust
PaineWebber Municipal Money Market Series

We have audited the accompanying statements of net assets of PaineWebber Managed Municipal Trust (comprising, respectively, the PaineWebber RMA California Municipal Money Fund and PaineWebber RMA New York Municipal Money Fund) and PaineWebber Municipal Money Market Series (comprising, PaineWebber RMA New Jersey Municipal Money Fund), (collectively, the 'Funds'), as of June 30, 1997, and the related statements of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at June 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the PaineWebber Managed Municipal Trust and PaineWebber Municipal Money Market Series at June 30, 1997, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                         /S/ ERNST & YOUNG LLP


New York, New York
August 18, 1997

PAINEWEBBER MANAGED MUNICIPAL TRUST
PAINEWEBBER MUNICIPAL MONEY MARKET SERIES

TAX INFORMATION--(UNAUDITED)

   We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (June 30, 1997) as to the federal tax status of distributions received by shareholders during such fiscal period. Accordingly, we are advising you that all dividends paid during the period by RMA California, RMA New York and RMA New Jersey were federally exempt interest dividends. RMA New Jersey had 15.31% of the dividends paid subject to the federal alternative minimum tax for individual taxpayers during the period. Also, all dividends paid by the Funds were exempt from personal income taxes from their respective States.

   Because each Fund's fiscal year is not the calender year, another notification will be sent in respect of calendar year 1997. The second notification, which will reflect any amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1998. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each respective Fund.

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

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

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

--------------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer



OFFICERS

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

Dennis L. McCauley
Vice President



INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019




SUB-ADVISER AND SUB-ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

PAINEWEBBER

                                 ANNUAL REPORT

--------------------------------------------------------------------------------
RMA MUNICIPAL
MONEY FUNDS

RMA CALIFORNIA MUNICIPAL MONEY FUND
RMA NEW YORK MUNICIPAL MONEY FUND
RMA NEW JERSEY MUNICIPAL MONEY FUND

June 30, 1997

PAINEWEBBER

(c)1997 PaineWebber Incorporated
Member SIPC